Document and Entity Information	Oct. 31, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2019
Entity Registrant Name	Myovant Sciences Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-37929
Entity Tax Identification Number	98-1343578
Entity Address, Address Line One	Suite 1, 3rd Floor
Entity Address, Address Line Two	11-12 St. James’s Square
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	SW1Y 4LB
Country Region	44
City Area Code	207
Local Phone Number	400-3347
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001679082
Title of 12(b) Security	Common Shares, par value $0.000017727 per share
Trading Symbol	MYOV
Security Exchange Name	NYSE